UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6128

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina Massaro The Reserve 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2005

Item 1.    Annual Reports to Shareholders

ANNUAL REPORT

HALLMARK INVESTMENT SERIES TRUST

Hallmark Convertible Securities Fund

JUNE 30, 2005

Annual Letter to Shareholders of the
Hallmark Convertible Securities Fund
June 2006

Hallmark Convertible Securities Fund-Class I

Dear Investor,

For the twelve month period ending June 30, 2006 the Convertible Securities Fund (the “Fund”) had a return of 5.30% compared to a return of 9.37% for the Merrill Lynch All US Convertible Securities Index (the “Index”). As for the previous fiscal year ending June 30, 2005 the Fund’s one-year return was 0.87% versus the Index’s return of 0.24%

More recently, the Trustees have approved a management proposal to liquidate, dissolve and take other related actions with respect to the Convertible Securities Fund (the “Fund”) pursuant to the provisions of the Plan of Liquidation, Dissolution and Termination, as approved by the Hallmark Investment Series Board of Trustees (“HIST Board”) on December 6, 2006. At such time, the HIST Board determined that an orderly liquidation of the Convertible Securities Fund’s assets was in the best interest of the Fund and its shareholders.

The liquidation plan provides for the complete liquidation of all the assets of the Fund. The Fund is currently in an all cash position and anticipates the completion of the liquidation to take place by June 30, 2007.

Bruce R. Bent
Chairman

	One Year	Five Years Annualized	10 Years Annualized	Inception Annualized	Inception Date
As of June 30, 2006
Hallmark Convert Secs I	5.30%	2.99%	N/A	1.50%	08/28/00
Merrill Lynch All US Conv Securities	9.37%	5.56%	8.36%	0.96%

Once again, thank you for your investment and consideration.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK CONVERTIBLE SECURITIES FUND

SCHEDULE OF INVESTMENTS—JUNE 30, 2005

Principal		Value
Amount		(Note 1)
	CONVERTIBLE BONDS—72.3%
	AIRLINES—0.4%
$50,000	Pinnacle Airlines Corp., 144A, 3.250%, 02/15/25	$41,812

	BIOPHARMACEUTICALS—1.3%
30,000	Abgenix, Inc., 144A, 1.750%, 12/15/11	26,700
60,000	Alexion Pharmaceuticals, Inc. 144A, 1.375%, 02/01/12	56,550
20,000	CV Therapeutics, Inc., 2.250%, 05/16/12	28,050
25,000	CV Therapeutics, Inc., 3.250%, 08/16/13	26,594
		137,894

	CASINO / GAMBLING—1.1%
110,000	Scientific Games Corp., 144A, 0.750%, 12/01/24	118,800

	COMPUTER SOFTWARE & SERVICES—1.2%
60,000	DST Systems, Inc., 4.125%, 8/15/23	68,325
60,000	Sybase, Inc., 1.750%, 02/22/2025	57,225
		125,550

	CONSUMER DISCRETIONARY—7.9%
85,000	Best Buy Company, Inc., 2.250%, 01/15/22	94,775
165,000	Dick’s Sporting Goods, Inc., 1.6061%, 02/18/24 (a)	127,256
55,000	Hilton Hotels Corporation, 3.375%, 04/15/23	66,206
120,000	Lowe’s Companies, Inc., 0.861%, 10/19/21 (a)	123,900
135,000	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, 05/16/23	161,831
150,000	TJX Companies, Inc., 0.000%, 02/13/21	123,750
115,000	The Walt Disney Co., 2.125%, 04/15/23	118,019
		815,737

	ELECTRIC SERVICES—1.4%
115,000	Duke Energy Corp., 1.750%, 05/15/23	144,325

	ELECTRIC UTILITY SERVICES—0.1%
15,000	Unisource Energy Corp., 4.500%, 03/01/2035	15,206

	ELECTRONIC PRODUCTION EQUIPMENT—0.7%
70,000	Cadence Design Systems, Inc., 0.000%, 08/15/23	69,300

	ENERGY—8.5%
40,000	Cal Dive International, Inc. 144A, 3.250%, 12/15/25	44,100
100,000	Centerpoint Energy, Inc., 3.750%, 05/15/23	119,875
125,000	Diamond Offshore Drilling, Inc., 1.500%, 04/15/31	153,125
100,000	Halliburton Co., 3.125%, 07/15/23	138,250
75,000	McMoRan Exploration Co. 144A, 6.000%, 07/02/08	111,656
25,000	PG&E Corp., 9.500%, 06/30/10	73,750
95,000	Pride International, Inc., 3.250%, 05/01/33	113,644
110,000	Schlumberger Ltd., 2.125%, 06/01/23	123,475
		877,875

	ENTERTAINMENT—2.8%
155,000	Carnival Corp., 1.132%, 04/29/33 (a)	125,163
90,000	Lions Gate Entertainment Corp.,144A, 2.9375%, 10/15/24	97,537
70,000	Six Flags, Inc., 4.500%, 05/15/15	68,512
		291,212

See notes to financial statements.

Principal		Value
Amount		(Note 1)
	CONVERTIBLE BONDS (Continued)
	ENTERTAINMENT PRODUCTION—0.5%
$40,000	Sirius Satellite Radio Inc., 3.250%, 10/15/11	$56,950

	FOOTWEAR—0.7%
70,000	Reebok Intl. Ltd, 2.000%, 05/01/2024	73,325

	HEALTHCARE—10.0%
140,000	Allergan, Inc., 0.000%, 11/06/22	136,675
40,000	Celgene Corporation, 1.750%, 06/01/08	70,350
100,000	Community Health Systems, Inc., 4.250%, 10/15/08	115,250
110,000	Fisher Scientific International Inc. 144A, 3.250%, 03/01/24	113,850
105,000	Genzyme Corp., 144A, 1.250%, 12/01/23	108,938
120,000	Health Management Associates, Inc., 0.000%, 01/28/22	109,950
95,000	Ivax Corp., 144A, 1.500%, 03/01/24	96,900
34,000	LabOne, Inc., 3.500%, 06/15/34	40,205
30,000	LabOne, Inc., 144A, 3.500%, 06/15/34	35,475
80,000	OSI Phamaceuticals, Inc., 3.250%, 09/08/23	88,100
170,000	Roche Holdings Inc., 0.000%, 07/25/21	117,116
		1,032,809

	INDUSTRIALS—5.2%
60,000	AAR Corp., 144A, 2.875%, 02/01/24	59,025
110,000	Actuant Corp., 144A, 2.000%, 11/15/23	142,588
90,000	GATX Corp., 5.000%, 08/15/23	134,213
60,000	Tyco International Group SA 144A, 2.750%, 01/15/18	77,400
55,000	Tyco International Group SA 144A, 3.125%, 01/15/23	76,038
40,000	United Industrial Corp., 144A, 3.750%, 09/15/24	44,800
		534,064

	LIFE INSURANCE—0.9%
85,000	American Equity Investment Life Holding Co., 5.250%, 12/06/24	94,350

	MACHINERY—0.8%
75,000	AGCO Corp., 144A, 1.750%, 12/31/33	77,438

	MATERIALS—2.1%
75,000	Freeport-McMoRan Copper & Gold, Inc., 7.000%, 02/11/11	102,375
110,000	Placer Dome Inc. 144A, 2.750%, 10/15/23	116,463
		218,838

	MEDIA / BROADCASTING—3.3%
65,000	Interpublic Group of Companies, Inc., 4.500%, 03/15/23	77,269
115,000	Liberty Media Corp., 0.750%, 03/30/23	121,325
165,000	Liberty Media Corp., 3.500%, 01/15/31	146,025
		344,619

	MEDICAL SUPPLIES—0.8%
85,000	Advanced Medical Optics, Inc., 2.500%, 07/15/24	85,319

	OIL & GAS EXPLORATION—0.8%
70,000	Devon Energy Corp., 4.900%, 08/15/08	78,663

See notes to financial statements.

Principal		Value
Amount		(Note 1)
	CONVERTIBLE BONDS (Continued)
	PHARMACEUTICALS—1.0%
$55,000	Medicis Pharmaceutical Corp., 1.500%, 06/04/33	$53,212
45,000	Medicis Pharmaceutical Corp., 2.500%, 06/04/32	52,762
		105,974

	RESTAURANTS—1.0%
90,000	TRIARC Companies, Inc. A, 5.00%, 05/15/23	108,000

	RETAIL—1.6%
70,000	Collegiate Pacific, Inc., 144A, 5.750%, 12/01/09	64,487
80,000	The Men’s Wearhouse, Inc., 3.125%, 10/15/23	104,700
		169,187

	TECHNOLOGY & COMPUTER—13.5%
150,000	Alliant Techsystems Inc., 2.750%, 02/15/24	156,562
70,000	Artesyn Technologies, Inc. 144A, 5.500%, 08/15/10	87,587
50,000	ASM International NV 144A, 4.250%, 12/06/11	48,437
75,000	ASML Holdings NV, 5.750%, 10/15/06	80,006
75,000	Comverse Technology, Inc. 144A, 0.000%, 05/15/23	103,219
115,000	Digital River, Inc., 144A, 1.250%, 01/01/24	113,706
125,000	Flextronics International Ltd., 144A, 1.000%, 08/01/10	129,844
55,000	Gateway, Inc., 1.500%, 12/31/09	41,388
25,000	Gateway, Inc., 2.000%, 12/31/11	18,437
120,000	International Game Technology, 0.000%, 01/29/33	77,850
50,000	Mercury Computer Systems, Inc., 144A, 2.00%, 05/01/24	53,312
100,000	Open Solutions Inc., 144A, 1.4673%, 02/02/35 (a)	50,250
135,000	OpenWave Systems Inc., 2.750%, 09/09/08	143,944
15,000	Powerwave Technologies, Inc., 1.250%, 07/15/08	16,444
65,000	Powerwave Technologies, Inc., 144A 1.875%, 11/15/24	71,662
95,000	Shanda Interactive Entertainment Ltd., 144A, 0.000%, 10/15/14	97,969
45,000	Vishay Intertechnology, Inc., 144A, 3.625%, 08/01/23	43,031
40,000	Yahoo! Inc., 0.000%, 04/01/08	68,950
		1,402,598

	TELECOMMUNICATIONS—2.3%
70,000	First Pacific Finance Ltd., 0.000%, 01/18/10	74,081
30,000	Lucent Technologies Inc., 2.750%, 06/15/23	32,475
30,000	Lucent Technologies Inc., 2.750%, 06/15/25	33,637
70,000	NII Holdings Inc. 144A, 2.875%, 02/01/34	93,625
		233,818

	TRANSPORTATION—1.5%
95,000	Yellow Roadway Corporation, 144A, 5.000%, 08/08/23	152,356

	WHOLESALE DISTRIBUTORS—0.9%
85,000	Bell MicroProducts Inc., 3.750%, 03/05/24	89,462
	Total Convertible Bonds (Cost $7,134,001)	7,495,481

See notes to financial statements.

		Value
Shares		(Note 1)
	CONVERTIBLE PREFERRED STOCKS—18.0%
	CHEMICALS—1.2%
2,300	Celanese Corp., 4.025%	$56,350
1,580	Huntsman Corp.*	72,838
		129,188

	CONSUMER STAPLES—1.4%
3,275	Constellation Brands, Inc. Class A Shares, 5.750%	146,393

	ELECTRIC UTILITY SERVICES—0.5%
900	PNM Resources, Inc., 6.750%	48,186

	ENERGY—2.1%
725	Amerada Hess Corporation, 7.000%	66,432
3,825	Oneok Inc., 8.500%	152,426
		218,858

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.9%
1	Fannie Mae, 5.375%	96,855

	FINANCIAL—3.9%
6,000	Genworth Financial, Inc., 6.000%	206,100
3,050	Sovereign Bancorp, Inc., 4.375%	134,200
2,750	Travelers Property Casualty Corp., 4.500%	61,545
		401,845

	GAS TRANSMISSION—0.7%
1,490	Southern Union Co, 5.000%	75,528

	INSURANCE—5.4%
135	Fortis Insurance NV, 7.875%	147,656
6,300	Metlife Inc., 6.375%	165,186
1,850	Reinsurance Group, 5.750%	110,168
3,600	Unumprovident Corp., 8.25%	129,456
		552,466

	MEDIA—0.5%
1,175	Interpublic Group of Companies, Inc. Class A Shares, 5.375%	52,758

	TELECOMMUNICATIONS—1.1%
175	Nextel Communications, Inc. *	115,441

	UTILITIES—0.3%
825	Aquila, Inc., 6.750%	28,859
	Total Convertible Preferred Stocks (Cost $1,727,531)	1,866,377

	COMMON STOCKS—7.2%
	COMMERCIAL SERVICES—1.1%
4,100	Euronet Worldwide, Inc.*	119,187

	ENTERTAINMENT—1.0%
2,036	Royal Caribbean Cruises Ltd. *	98,461

	MATERIALS—1.4%
2,000	Florida Rock Industries, Inc.	146,700

See notes to financial statements.

			Value
Shares			(Note 1)
	COMMON STOCKS (Continued)
	OIL & GAS EXPLORATION—1.6%
3,280	Bill Barrett Corp.*		$97,022
6,520	Warren Resources, Inc.*		68,134
			165,156

	TECHNOLOGY & COMPUTER—1.1%
2,000	Electronic Arts, Inc.*		113,220

	WATER SUPPLY—1.0%
5,125	Nalco Holding Co.*		100,604
	Total Common Stocks (Cost $590,155)		743,328
	Total Investments (Cost $9,451,687)	97.5%	10,105,186
	Other Assets, Less Liabilities	2.5	261,150
	Net Assets	100.0%	$10,366,336

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

144A—Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.

(a) Variable rate security. The rate shown was the interest rate in effect at June 30, 2005.

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK CONVERTIBLE SECURITIES FUND

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investments in securities, at value (cost $9,451,687)	$10,105,186
Cash	164,236
Receivable for fund shares sold	133,900
Receivable for investments sold	109,962
Dividends and interest receivable	46,271
Receivable from RMCI	5,184
Total Assets	10,564,739

Liabilities:
Payable for securities purchased	186,040
Comprehensive management fees payable	8,630
Accrued expenses	3,733
Total Liabilities	198,403
Net Assets (Note 1)	$10,366,336

Composition of Net Assets:
Capital Shares (at a par value of $.001 per share)	$1,151
Paid-in capital	10,177,148
Distribution in excess of net investment income	(88,852)
Accumulated net realized loss on investments	(376,610)
Net unrealized appreciation of investments	653,499
Net Assets	$10,366,336

Net Asset Value Per Share (offering and redemption price per share) Class I ($10,366,336/1,150,885 shares)	$9.01

Statement of Operations

For the Year Ended June 30, 2005

Investment Income:
Dividends*	$114,730
Interest	151,438
Total Investment Income	266,168

Expenses (Note 3):
Comprehensive management fee	84,820
Interest and Penalties	32,616
Advisory Fees	19,994
Transfer agent fees	10,557
Legal expenses	6,146
Bookkeeping and pricing	5,894
Trustees’ fees and expenses	5,860
Custodian fees	4,396
Administrator expense	4,246
Distribution expense	2,752
Independent accountants	3,094
Insurance expense	1,700
Other	4,619
Total expenses before waiver	186,694
Less: expenses waived and reimbursed (Note 3)	(55,136)
Net Expenses	131,558
Net Investment Income	134,610

Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized loss on investments	(872)
Net change in unrealized depreciation of investments	(130,756)
Net realized and unrealized loss on investments	(131,628)
Net Increase in Net Assets Resulting from Operations	$2,982

*                 Dividends are net of foreign tax withholding of $120.

Statement of Changes in Net Assets
For the Years Ended June 30, 2005 and June 30, 2004

	Years Ended June 30,
	2005	2004*
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income	$134,610	$236,457
Net realized gain (loss) from investment transactions	(872)	1,417,516
Capital gain distributions from regulated investment companies	—	10,874
Net change in unrealized appreciation (depreciation) on investments	(130,756)	(17,104)
Net increase in net assets resulting from operations	2,982	1,647,743

Dividends to Shareholders From:
Net investment income	(228,298)	(295,179)
Total dividends to shareholders	(228,298)	(295,179)

Capital Shares Transactions (Note 4):
Proceeds from sale of shares	219,702	690,690
Reinvestment of dividends	213,497	264,537
Contribution by RMCI	5,184	—
Cost of shares redeemed	(3,640,955)	(3,585,884)
Net decrease in net assets resulting from capital share transactions	(3,202,572)	(2,630,657)
Net decrease in net assets	(3,427,888)	(1,278,093)

Net Assets:
Beginning of year	13,794,224	15,072,317
End of year (including distribution in excess of net investment income of $88,852 in 2005 and undistributed net investment income of $55,124 in 2004)	$10,366,336	$13,794,224

* As restated (See note #8)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)         Summary of Significant Accounting Policies

Hallmark Investment Series Trust (the “Trust”) is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name “Trainer Wortham Funds.” The Trust is comprised of one series, a regulated investment company: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund) (the “Fund”). At June 30, 2005, the Trust had two additional series. As of October 1, 2004, Class A shares were renamed Class I shares. Although the Fund is authorized to issue two classes of shares designated as Class R and Class I, the Fund had only Class I shares outstanding at June 30, 2005. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified open-end management investment company. The Fund has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust’s financial statements in conformity with generally accepted accounting principles.

Security Valuation

Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Fund’s Board of Trustees (the “Trustees”) shall determine in good faith to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

Debt securities (including convertible debt) having a maturity value greater than 60 days for which market quotations are readily available will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

Management’s Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and most security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income, fund level expenses (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of the class. Prior to the liquidation of the other two series of the Trust, common expenses were allocated among the series based upon their relative net assets.

In order to present undistributed net investment income and accumulated net realized capital gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications have been made to undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended June 30, 2005 the reclassifications were as follows:

Fund	Paid-In Capital	Distributions In Excess of Net Investment Income	Accumulated Realized Loss
Hallmark Convertible Securities Fund	$312,868	$(50,288)	$(262,580)

This reclassification is primarily attributable to cumulative permanent differences between the financial accounting and tax rules governing the treatment of trust preferred and contingent convertible debt securities held by the Fund through the Fund’s fiscal year ended June 30, 2005 as well as the cumulative effect of the Fund’s use of a deficiency dividend to disgorge current and prior year accumulated investment company taxable income. Net assets of the Fund were unaffected by the reclassification.

Federal Income Taxes

It is the Trust’s policy for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2005, the Fund had a capital loss carryforward as follows:

Amount	Expires
$326,566	6/30/2011
50,044	6/30/2013
$376,610

(2)         Investment Activity

For the year ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Aggregate Purchases	Aggregate Sales
$10,725,455	$14,022,693

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

			Net Unrealized
			Appreciation /
Tax Basis Cost	Appreciation	Depreciation	(Depreciation)
$9,540,539	$773,834	$(209,187)	$564,647

(3)         Advisory Fees and Other Transactions with Affiliates

Effective October 1, 2004, Reserve Management Co., Inc. (“RMCI”) served as the Fund’s investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of the Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of the Fund, exclusive of interest charges, taxes, brokerage fees and commissions, Chief Compliance Officer compensation, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust’s Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the “non-interested Trustees”), for which the Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following rates:

Class R	Class I
1.25%	1.00%

Effective October 1, 2004, RMCI and the Trust have retained Froley Revy Investment Company, Inc. (“Froley Revy”) to serve as the sub-adviser to the Fund. Under the general supervision of RMCI, Froley Revy is responsible for the day-to-day investment decisions for the Fund.

RMCI will pay quarterly to Froley Revy an annual fee of not less than 0.35% of the net assets of the shareholders of the Fund existing as of September 30, 2004, and not less than 0.30% of the net assets of any new Class R shareholders of the Fund and not less than 0.20% of the net assets of any new Class I shareholders of the Fund subsequent to September 30, 2004.

Prior to October 1, 2004, Froley Revy had served as the investment adviser for the Fund and Trainer Wortham served as sub-adviser to the Fund. Froley Revy received an annual fee, accrued daily and paid monthly, of 0.625% of the average daily net assets of the Fund. Trainer Wortham’s sub-advisory fees were paid directly by Froley Revy and were not paid by the Fund. During the period July 1, 2004 through September 30, 2004, fees paid or payable by the Funds to Trainer Wortham and Froley Revy were accrued as shown in the table below. The fees shown did not include the Fund’s administrative expenses.

Prior to October 1, 2004, Froley Revy had contractually agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund’s average daily net assets. Such waivers and reimbursements amounted to $22,520 for Class A shares, and are reflected in the table below.

For the period July 1, 2004
through September 30, 2004
Amount
of Fee
Gross Fees	Waivers	Net Fees
Accrued	and Expense	Paid
To Adviser	Reimbursements	To Adviser
$19,994	$22,520	$0

The Operating Expense Agreement for the Fund provided that any fees waived and/or operating expenses reimbursed by Froley Revy during a fiscal year of the Fund may be recouped by the adviser during the three subsequent years to the extent that the Fund’s aggregate operating expenses do not exceed the stated annual expense limitation.

As of June 30, 2005, the Convertible Securities Fund had unrecouped fee waivers and/or expense reimbursements of $113,013, of which $47,810 can be recouped through June 30, 2006, and $65,203 can be recouped through June 30, 2007.

Effective October 1, 2004, the Trust has adopted a distribution plan under Rule 12b-1 (the “Plan”) and entered into a distribution agreement (the “Distribution Agreement”) with respect to the Class R Shares of the Fund with Resrv Partners, Inc. (“RESRV”), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Fund, providing financial consultants at its own expense and compensating broker-dealers who provide services in regard to the distribution of the Class R Shares of the Fund. RESRV is also responsible for the marketing efforts of the Fund. For its services as distributor, RESRV receives a fee at an annual rate of 0.25% of the Class R’s average daily net assets. Class I shares do not participate in the Plan. Certain Officers/Trustees of the Trust are also Officers of RMCI and RESRV.

Prior to October 1, 2004, the Fund had a Distribution Service Plan (the “Predecessor Plan”) pursuant to Rule 12b-1 with respect to each class of shares offered by the Fund in order to pay certain expenses associated with the distribution of shares. The Predecessor Plan permitted the Fund to pay or to reimburse, as applicable, PFPC Distributors, Inc. (“PFPC Distributors”), the underwriter and distributor prior to October 1, 2004, for distribution and shareholder servicing expenses incurred by PFPC Distributors. Pursuant to the Predecessor Plan for the Class A Shares of the Fund, a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund’s/Class’s net assets was paid. Pursuant to the Predecessor Plan for the Fund’s Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the Class’s net assets was paid. For the period July 1, 2004, through September 30, 2004, Convertible Securities Fund Class A accrued 12b-1 fees of $2,752. The Fund’s Class A Shares were subject to initial sales charges imposed at the time of purchase, in accordance with the Fund’s then-current prospectus. Class B Shares of the Fund were not offered.

(4)         Capital Share Transactions

For the year ended June 30, 2005, the capital share transactions of the Fund were as follows:

	Class I*
	Shares	Amount
Sold	24,848	$219,702
Contribution by RMCI	—	5,184
Reinvested	22,688	213,497
Redeemed	(412,070)	(3,640,955)
Net Decrease	(364,534)	$(3,202,572)

For the year ended June 30, 2004, the Class A capital share transactions of the Fund were as follows:

	Shares	Amount
Sold	79,569	$690,690
Reinvested	29,657	264,537
Redeemed	(405,649)	(3,585,884)
Net Decrease	(296,423)	$(2,630,657)

*                 Totals for Class I shares include Class A share transactions of Froley, Revy Convertible Securities Fund during the period July 1, 2004 through September 30, 2004.

(5)         Financial Highlights (for each share outstanding throughout each period)

Contained below is per share operating performance for a share of each Class of the Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

	Class I(1)
					Period
					Ended
	Years Ended June 30,				June 30,
	2005	2004(4)	2003(3)	2002	2001(2)
Net asset value, beginning of period	$9.10	$8.32	$8.04	$8.98	$10.00
Increase (decrease) from investment operations
Net investment income (loss)	0.11	0.16	0.18	0.21	0.21
Net realized and unrealized gain (loss)	(0.02)	0.81	0.26	(0.88)	(0.80)
Total from investment operations	0.09	0.97	0.44	(0.67)	(0.59)
Dividends from net investment income	(0.18)	(0.19)	(0.16)	(0.24)	(0.13)
Distributions from net realized capital gains	—	—	—	(0.03)	(0.30)
Total distributions	(0.18)	(0.19)	(0.16)	(0.27)	(0.43)
Contribution from RMCI	0.00 **	—	—	—	—
Net asset value, end of period	$9.01	$9.10	$8.32	$8.04	$8.98
Total Return (5)	0.87%	11.69%	5.64%	(7.53)%	(5.88)	%+

Ratios/Supplemental Data
Net assets end of period (thousands)	$10,366	$13,794	$15,072	$16,837	$14,730
Ratios of expenses to average net assets:
before reimbursement of expenses by Adviser	1.60%	1.95%	1.82%	1.78%	1.95	%*
after reimbursement of expenses by Adviser	1.13%	1.50%	1.50%	1.50%	1.50	%*
Ratios of net investment income to average net assets:	1.16%	1.62%	2.25%	2.72%	2.75	%*
Portfolio turnover rate	94%	87%	87%	101%	159%	+

(1)           Information shown for Class I shares includes Class A share activity for the Froley, Revy Convertible Securities Fund during the periods prior to July 1, 2004.

(2)           The Convertible Securities Fund commenced operations on August 28, 2000.

(3)           Per share data is calculated using the average daily shares outstanding method.

(4)           As restated. (See note #8).

(5)           Total returns shown above do not reflect the impact of sales loads imposed on Class A share transactions of the Froley, Revy Convertible Securities Fund.

*              Annualized.

+              Since inception, not annualized.

**           Amount is less than $0.005 per share.

(6)         Distributions to Shareholders

Income and long-term capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Fund during the years ended June 30, 2005 and 2004, were as follows:

	Years Ended
	June 30,
	2005	2004
Distributions paid from:

Ordinary Income	$228,298	$295,179
Total Distribution	$228,298	$295,179

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–0–
Post-October losses deferred	—
Capital loss carryforwards	(376,610)
Unrealized appreciation/(depreciation) of investments	564,647
Distributable earnings	$188,037

The primary difference between book basis and tax basis distributable earnings, is the difference between the financial accounting and tax rules governing the treatment of trust preferred and contingent convertible debt securities.

(7)         Subsequent Events

(A)      For the year ended June 30, 2004 and 2005, the Fund failed to qualify as a regulated investment company as the Fund failed to meet the distribution requirement as defined under Subchapter M of the Internal Revenue Code requiring the distribution of at least 90% of the Fund’s net investment company taxable income. In order to preserve the Fund’s status as a Regulated Investment Company under subchapter M of the Internal Revenue Code, the Fund declared and paid deficiency dividends in March 2007 to qualify as a regulated investment company for the periods indicated. Interest and penalties payable to the Internal Revenue Service associated with this process for the years 2005 and 2004 amounted to $32,616 and $22,798 respectively. The advisor, Reserve Management Corp. Inc., paid these amounts on behalf of the Fund. These payments had no affect on the net asset value of the Fund.

(B)        At the Board Meeting held on December 6, 2006, the Trustees approved the liquidation and dissolution of each Fund of Hallmark Investment Series Trust (the “Trust”) and approved the proposed Plan of Liquidation, Dissolution and Termination providing for the liquidation and dissolution of each Fund of the Trust. It is anticipated that the liquidation of the Convertible Fund will occur prior to June 30, 2007.

(8)         Other Matters

(A)      During the year ended June 30, 2005 management has determined that certain of the Fund’s service contracts and distribution plans had lapsed due to an administrative error. RMCI took all necessary steps to remedy this, including obtaining Board approval and on March 23, 2007 shareholder approval of the retention of fees paid.

(B)        While completing the financials for the year ended June 30, 2005, the Fund reevaluated its accounting for premium amortization of securities, resulting in the discovery of an error in presentation of certain amounts related to the 2004 fiscal year. As a result, the 2004 Statement of Changes in Net Assets and certain components in the 2004 Financial Highlights Table have been adjusted. The error did not impact the net asset value or net assets of the Fund. The following table details the items adjusted:

	Year Ended June 30, 2004
	Before		After
	Adjustment	Adjustment	Adjustment
Statement of Changes in Net Assets

Net Investment Income (Loss)	$182,664	$53,793	$236,457
Realized and Unrealized Gain on Investments
Net realized gain from security transactions	1,447,955	(30,439)	1,417,516
Capital gain distributions from regulated investment companies	10,874	—	10,874
Net change in unrealized appreciation (depreciation) of investments	6,250	(23,354)	(17,104)
Net realized and unrealized gain (loss) on investments	$1,465,079	$(53,793)	$1,411,286

	Year Ended June 30, 2004
	Before		After
	Adjustment	Adjustment	Adjustment
Financial Highlights

Increase (decrease) from investment operations
Net investment income (loss)	$0.12	$0.04	$0.16
Net realized and unrealized gain (loss)	0.85	(0.04)	0.81
Total from investment operations	$0.97	$—	$0.97
Ratios on net investment income to average net assets	1.26%	0.36%	1.62%

(9)         Related Party Transaction

As of June 30, 2005, Reserve Management Co, Inc., the adviser to the Fund, agreed to reimburse the Fund for changes in the value of an outstanding subscription in the amount of $5,184.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hallmark Investment Series Trust and Shareholders of Hallmark Convertible Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund) (one of the portfolios constituting Hallmark Investment Series Trust, hereafter referred to as the “Fund”) at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights for the Fund for the periods prior to the year ended June 30, 2005 were audited by other independent registered public accountants whose report dated July 23, 2004, July 27, 2004 and May 31, 2007 expressed an unqualified opinion on those statements.

As explained in footnote 7 to the financial statements, subsequent to June 30, 2005, the Trustees of the Fund approved the liquidation and dissolution of the Fund

PricewaterhouseCoopers LLP
New York, New York
June 28, 2007

MATTERS SUBMITTED TO SHAREHOLDERS — SEPTEMBER 22, 2004

At a special meeting of shareholders held on September 22, 2004, shareholders were asked to vote on the following: (1) Nomination of new Trustees; (2) a new Investment Management Agreement between the Trust and RMCI on behalf of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund; (3) Proposal to permit RMCI to enter into, terminate or materially change agreements with sub-advisers on behalf of each Fund without obtaining shareholder approval; (4) a new Sub-Investment Management Agreement between RMCI and Trainer Wortham & Company, Inc. (“Trainer Wortham”) on behalf of Trainer Wortham First Mutual Fund; (5) a new Sub-Investment Management Agreement between RMCI and Trainer Wortham on behalf of Trainer Wortham Total Return Bond Fund; and (6) a new Sub-Investment Management Agreement between RMCI and Froley, Revy Investment Company, Inc. on behalf of Froley, Revy Convertible Securities Fund.

The results of these votes were as follows:

Proposal 1:  Election of Trustees

		Percent of
	Shares Voted	Shares Outstanding	Percent of Shares Voted
Bruce R Bent
For	4,423,244.560	67.388%	95.626%
Withheld	202,306.832	3.082%	4.374%
Total	4,625,551.392	70.471%	100.000%

Edwin Ehlert Jr.
For	4,423,046.456	67.385%	95.622%
Withheld	202,504.936	3.085%	4.378%
Total	4,625,551.392	70.471%	100.000%

Patrick J Foye
For	4,423,475.933	67.392%	95.631%
Withheld	202,075.459	3.079%	4.369%
Total	4,625,551.392	70.471%	100.000%

Donald J Harrington
For	4,423,926.871	67.399%	95.641%
Withheld	201,624.521	3.072%	4.359%
Total	4,625,551.392	70.471%	100.000%

William J Montgoris
For	4,423,884.267	67.398%	95.640%
Withheld	201,667.125	3.072%	4.360%
Total	4,625,551.392	70.471%	100.000%

William E Viklund
For	4,423,926.871	67.399%	95.641%
Withheld	201,624.521	3.072%	4.359%
Total	4,625,551.392	70.471%	100.000%

In addition to the above, Messrs. Joseph Donnelly, Bruce R. Bent II and Frank Stalzer were appointed as Trustees of the Trust.

Effective March 22, 2005, Messrs. Bent II, Donnelly, Stalzer, Foye and Harrington resigned from the Board of Trustees of the Trust.

Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trust.

Proposal 2:        Approval of a new Investment Management Agreement to be entered into between the Trust and RMCI on behalf of Hallmark First Mutual Fund formerly, Trainer Wortham First Mutual Fund, Hallmark Total Return Bond Fund formerly, Trainer Wortham Total Return Bond Fund and Hallmark Convertible Securities Fund formerly, Froley, Revy Convertible Securities Fund.

		Percent of
	Shares Voted	Shares Outstanding	Percent of Shares Voted
For	4,079,675.975	62.154%	88.199%
Against	12,130.703	0.185%	0.262%
Abstain	212,737.714	3.241%	4.599%
Broker Non-Vote	321,007.000	4.891%	6.940%
Total	4,625,551.392	70.471%	100.000%

Proposal 3:        Approval of Proposal to permit RMCI to enter into or materially change Agreements with Sub-Advisers on behalf of the Funds without obtaining Shareholder Approval.

		Percent of
	Shares Voted	Shares Outstanding	Percent of Shares Voted
For	4,041,171.115	61.568%	87.366%
Against	36,258.135	0.552%	0.784%
Abstain	227,115.142	3.460%	4.910%
Broker Non-Vote	321,007.000	4.891%	6.940%
Total	4,625,551.392	70.471%	100.000%

Proposal 4:        Approval of a New Sub-Investment Management Agreement for Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual Fund).

		Percent of
	Shares Voted	Shares Outstanding	Percent of Shares Voted
For	1,395,096.547	56.245%	97.621%
Against	9,589.395	0.387%	0.671%
Abstain	24,403.434	0.984%	1.708%
Total	1,429,089.376	57.616%	100.000%

Proposal 5:        Approval of a New Sub-Investment Management Agreement for Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund).

		Percent of
	Shares Voted	Shares Outstanding	Percent of Shares Voted
For	1,892,952.589	73.671%	90.730%
Against	2,648.149	0.103%	0.127%
Abstain	190,749.000	7.424%	9.143%
Total	2,086,349.738	81.198%	100.000%

Proposal 6:        Approval of a New Sub-Investment Management Agreement for Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund).

		Percent of
	Shares Voted	Shares Outstanding	Percent of Shares Voted
For	1,109,278.763	73.270%	99.925%
Against	833.515	0.055%	0.075%
Abstain	—	0.000%	0.000%
Total	1,110,112.278	73.325%	100.000%

As a result of the above proposals being approved by the shareholders, the name of the Trust was changed to Hallmark Investment Series Trust and the names of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund were changed to Hallmark First Mutual Fund, Hallmark Total Return Bond Fund and Hallmark Convertible Securities Fund, respectively.

MATTERS SUBMITTED TO SHAREHOLDERS — MARCH 23, 2007

On March 23, 2007, a Special Meeting of Shareholders was held to vote at a Trust, Fund and Class level on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:

1.                       Election of Board Members†

		Authority		Broker
Nominees	Votes For	Withheld	Abstentions	Non-Vote
Bruce R. Bent	631,852	315	4543	0
William E. Viklund	631,852	315	4543	0
Joseph D. Donnelley	631,852	315	4543	0
Edwin Ehlert, Jr.	631,852	315	4543	0
William J. Montgoris	631,852	315	4543	0
Frank J. Stalzer	631,852	315	4543	0
Ronald J. Artinian	631,852	315	4543	0
Santa Albicocco	631,852	315	4543	0
Stephen P. Zieniewicz	631,852	315	4543	0

†                  Board Members are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

On March 23, 2007, a Special Meeting of Shareholders was held to vote at a Class level on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes by the Class I shareholders as to the following proposals: to approve a new “Comprehensive Fee” Investment Management Agreement.

2.                       Approval of New “Comprehensive Fee” Investment Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of New “Comprehensive Fee” Investment Management Agreement Class I Shares	50,082	0	0	0

On March 23, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (a) to approve the retention of payments made under the “Comprehensive Fee” Investment Management Agreement, and (b) to approve the retention of payments made under the Sub-Investment Management Agreements.

3(a).         Approval of the Retention of Payments Made Under the “Comprehensive Fee Investment Management Agreements”

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of the Retention of Payments Made Under the “Comprehensive Fee Investment Management Agreements”	50,082	0	0	0

3(b).         Approval of the Retention of Payments Made Under Sub-Investment Management Agreements

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of the Retention of Payments Made Under SubInvestment Management Agreements	50,082	0	0	0

EXPENSE EXAMPLE (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period ending June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*
Hallmark Convertible Securities Class I
Actual	$1,000.00	$999.70	$4.64
Hypothetical	$1,000.00	$1,020.06	$4.87

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

This expense table reflects expenses for the six-month period ended June 30, 2005 covered by this annual report. A report for the period ended June 30, 2006 is available from the Fund. Investors should not make investment decisions without reference to the more current report.

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Fund and the Funds’ service providers. Biographical information relating to the current Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. As of June 30, 2005, the Trustees consisted of Messrs. Bent, Ehlert and Montgoris. The Trustees and the Executive Officers of the Fund oversee 21 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEES

			Number of
	Term of Office		Portfolios in Fund
	Positions Held	and Length of	Principal Occupation(s)	Complex Overseen
Name, Age and Address	With the Trusts	Time Served**	During Past 5 Years	By Trustee
BRUCE R. BENT†* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.	Chairman of Reserve Management Company, Inc. (“RMCI”) since 2005; President of RMCI from 2000 to 2005; Chairman of Reserve Management Corporation (“RMC”) since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.	21
WILLIAM E. VIKLUND Age: 66 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A*** Previously served as Trustee from 1999 - May 12, 2005.	Retired since 1996; Trustee prior to May 12, 2005	21

INDEPENDENT TRUSTEES

			Number of
	Term of Office		Portfolios in Fund
	Positions Held	and Length of	Principal Occupation(s)	Complex Overseen
Name, Age and Address	With the Trusts	Time Served	During Past 5 Years	By Trustee
JOSEPH D. DONNELLY Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1984 to 2002; Member of Pershing Executive Committee from 1986 to 2002. Co-chair of Pershing Credit Policy Committee from 1986 to 2002.	21
EDWIN EHLERT, JR. Age: 76 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since inception	Retired since 2000. President, Premier Resources, Inc. (meeting management firm) since 1987.	21
WILLIAM J. MONTGORIS Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since 1999	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.	21

			Number of
	Term of Office		Portfolios in Fund
	Positions Held	and Length of	Principal Occupation(s)	Complex Overseen
Name, Age and Address	With the Trusts	Time Served	During Past 5 Years	By Trustee
FRANK J. STALZER Age: 49 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	President of Astrex Electronics (a division of RAD Electronics) since 2006; Vice President and General Manager of Arrow/Zeus 2004-2005; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/ Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000.	21
RONALD J. ARTINIAN Age: 58 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to Present	21
SANTA ALBICOCCO Age: 56 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Treasurer – County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Deputy County Executive for Finance – County of Nassau, NY	21
STEPHEN P. ZIENIEWICZ Age: 47 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Chief Operating Officer – Saint Louis University Hospital from 2004 to present; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004	21

None of the Trustees serve as directors of any public company.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ARTHUR T. BENT III† Age: 38 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000 Co-Chief Executive Officer since 2005

Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

BRUCE R. BENT II† Age: 41 The Reserve 1250 Broadway New York, NY 1000	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005

Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

Name, Address and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
PATRICK J. FARRELL Age: 47 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006

Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

CHRISTINA MASSARO Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005

Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*	Mr. Bruce Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.
**

Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (&%) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

***	Elected at a special meeting of shareholders occurring on March 23, 2007.
†	Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur Bent III.

Approval of “Comprehensive Fee” Investment Management Agreements And Sub-Investment Management Agreements

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving the Fund’s “Comprehensive Fee” Investment Management Agreement with RMCI and the Fund’s Sub-Investment Management Agreement between RMCI, the Trust and Froley, Revy Investment Company (a “Subadviser”). Prior to the meeting, the Board received and considered a variety of information relating to the Investment Management Agreement and the Sub-Investment Management Agreement, RMCI and the Subadviser, and were given the opportunity to ask questions and request additional information from management. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the Fund and its shareholders. In addition, while the Agreement of the Fund was considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationship separately. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreement and Sub-Investment Management Agreement, subject to RMCI recommending a plan of action for these and other Funds in the Hallmark fund family. The Board did not identify any particular information that was most relevant to its determination to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI and the Subadviser. The Board considered the background and experience of RMCI’s management and RMCI’s ability to supervise the Subadviser’s investment program. The Board also considered the expertise of the personnel of the Subadviser with regard to investing in the type of securities in which the Fund invests. The Board considered RMCI’s compliance and control functions for the Funds. The Board also considered RMCI’s inability to increase assets. The Board noted RMCI’s representation that it will prepare a plan of action to address, among other things, the underperformance of any Fund in the Hallmark fund family. The Trustees concluded that the Fund was reasonably likely to benefit from the continued services of RCMI provided under the Investment Management Agreement and by the Subadviser under its Sub-Investment Management Agreement.

Investment Performance

The Board reviewed the Fund’s performance and reviewed various comparative data provided to them. In this connection, the Board considered the Fund’s (on class-by-class basis) performance relative to their primary benchmarks and other funds considered to be in their peer groups. The Board considered whether the Fund outperformed or underperformed its peer group and primary benchmark and the reasons for the Fund’s performance. Although the Board noted that the performance of the Fund was unsatisfactory, the Board considered RCMI’s representation that it was preparing an action plan to address the underperformance of this and other Funds in the Hallmark fund family.

The Board considered that the Fund outperformed its primary benchmark for the 1 and 3 year periods and since inception. The Board also considered that the performance of the Fund trailed a majority its peers for the 1 year period and all of its peers for the 3 and 5 year periods.

Comparative Fee and Expenses

The Board reviewed and considered the advisory fee portion payable to RMCI under the “Comprehensive Fee” Investment Management Agreement, which encompasses many of the services necessary for the operation of the Fund, and the fee payable to the Subadviser under the Sub-Investment Management Agreement. In this connection, the Board received information comparing the Fund’s expense ratio to funds with similar investment objectives and policies and of comparable size. In evaluating the information, the Board considered the small size of the Fund and the correspondingly high administrative and operating costs. The Board also considered the extent to which RMCI waived fees and/or assumed expenses in order to maintain expense ratios at prescribed levels, where applicable. Based upon their review, the Trustees concluded that the advisory fee payable under the Investment Management Agreement and the sub-advisory fee payable under the Sub-Investment Management Agreement were reasonable.

Profitability

The Board received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Board concluded that any profits realized with respect to the Fund were reasonable in light of the nature, extent and quality of services provided and expected to be provided under the Investment Management Agreement.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Board considered the small asset base of the Fund and the limited likelihood of the Fund achieving economies of scale. The Board also considered the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds’ expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Board concluded that the absence of breakpoints was reasonable.

Other Benefits

The Board concluded the RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

Other Matters

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds’ independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds’ overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI’s commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreement and the Sub-Investment Agreement with respect to the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve these Agreement.

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund’s sub-adviser. The sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Fund’s investment adviser, RMCI, receives periodic reports from the sub-adviser to ensure that it has adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI’s proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION

The Fund sent shareholders Form 1099-DIV reflecting the federal tax status of Fund dividends and distributions.

1250 Broadway, New York, NY 10001-3701
888-823-2867

General Information and 24-Hour Price and Performance Information

888-823-2867 • www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor—Resrv Partners, Inc.

HIST - CU - ANNUAL 06/05

Item 2.        Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.        Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris is the audit committee financial expert and is considered to be independent.

Item 4.        Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to PriceWaterhouseCoopers, LLP, the fund’s principal accountant for the fiscal year ended June 30, 2005, and Briggs, Bunting & Dougherty, LLP, the registrant’s principal accountant for the fiscal year ended June 30, 2004 for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2005	2004
$32,000	$32,500

(b) None.

(c) Tax Fees. The registrant paid the following amounts to the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2005	2004
$0	$0

(d) None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2005	2004
$0	$0

(h) Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11. Controls and Procedures.

(a)                Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)               There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)          Code of ethics.

(a) (2)          Certifications of co-chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certifications of co-chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hallmark Investment Series Trust

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Dated: August 24, 2007

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Dated: August 24, 2007

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Dated: August 24, 2007